Commitments and contingencies - Summary of Minimum Purchase Obligations and Service Agreements With Minimum Spend Commitments Under Noncancelable Agreements (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	€ 1,575	€ 1,687	€ 1,905
Not later than one year
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	626	598	453
Later than one year but not more than five years
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	896	1,021	1,369
More than five years
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	€ 53	€ 68	€ 83